Business and Credit Concentrations (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Member] | Zhuhai City Nengdong Technolgogy Optical Materials Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.30%
Accounts Receivable [Member] | Yunnan Dexin Zhiye Co., Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.30%	10.30%
Accounts Receivable [Member] | Celplast Metallized Products Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.90%
Accounts Receivable [Member] | Eternal Electronic Material (Guangzhou) Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.90%	23.20%
Accounts Receivable [Member] | LG HAUSYS LTD [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.10%
Accounts Receivable [Member] | Eternal Photo Electronic Materials (Guangzhou) Co., Ltd. [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.10%
Raw Materials [Member] | Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	52.00%	60.00%	56.70%
Raw Materials [Member] | Jiangyin Huaxing Compound Co Ltd [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			4.10%